Note 9 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares of common stock reserved for future issuance were as follows as of December 31, 2023:

Stock options outstanding	607
Shares available for grant under equity incentive plan	-
Common shares issuable under outstanding common stock purchase warrants	345,956
346,563